Equity - Schedule of Outstanding Non-Marketable Warrants (Details)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 ₪ / shares shares	Sep. 29, 2025 $ / shares
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Exercise price for ordinary share | $ / shares			$ 16.8
February 16, 2023 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants | shares	6,109	6,109
Exercise price for ordinary share | $ / shares	$ 583.1
Expiration date	Feb. 01, 2028	Feb. 01, 2028
February 16, 2023 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants | shares	572	572
Exercise price for ordinary share | ₪ / shares		₪ 2,145.5
Expiration date	Feb. 01, 2028	Feb. 01, 2028
June 15, 2023[Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants | shares	7,108	7,108
Exercise price for ordinary share | $ / shares	$ 420
Expiration date	Jun. 12, 2028	Jun. 12, 2028
January 25, 2024 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants | shares	25,397	25,397
Exercise price for ordinary share | $ / shares	$ 175
Expiration date	Jan. 25, 2029	Jan. 25, 2029
May 14, 2025 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants | shares	65,934	65,934
Exercise price for ordinary share | $ / shares	$ 26.25
Expiration date	May 14, 2026	May 14, 2026
May 14, 2025 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants | shares	65,934	65,934
Exercise price for ordinary share | $ / shares	$ 26.25
Expiration date	May 14, 2030	May 14, 2030
July 7, 2025 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants | shares	274,086	274,086
Exercise price for ordinary share | $ / shares	$ 4.816
Expiration date	Jul. 07, 2030	Jul. 07, 2030
September 30, 2025 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants | shares	827,661	827,661
Exercise price for ordinary share | $ / shares	$ 4.816
Expiration date	Sep. 30, 2030	Sep. 30, 2030
December 4, 2025 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants | shares	445,741	445,741
Exercise price for ordinary share | $ / shares	$ 4.816
Expiration date	Dec. 04, 2030	Dec. 04, 2030
December 30, 2025 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants | shares	207,641	207,641
Exercise price for ordinary share | $ / shares	$ 4.816
Expiration date	Dec. 30, 2030	Dec. 30, 2030